ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade payables	CAD 156.2	CAD 76.0
Accrued payroll and related liabilities	43.5	27.5
Accrued interest	7.1	5.3
Accrued benefit obligation - pension plan (note 16)	8.3	8.2
Accrued benefit obligation - other employee future benefit plans (note 16)	6.4	6.5
Annual Property Tax	0.9	0.0
Payables related to capital projects	1.6	3.8
Environmental and remedial	0.1	0.9
Derivative liabilities	4.5	2.0
Other	15.9	7.1
Accounts Payable and Accrued Liabilities, Current	CAD 244.5	CAD 137.3	CAD 119.7